Basis of Presentation and Summary of Significant Accounting Policies - Property and Equipment, Net (Detail)	12 Months Ended
Dec. 31, 2016
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	2 years
Purchased Software
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Furniture, fixtures and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	[1]

[1]	Leasehold improvements are amortized on a straight-line basis over the term of the lease, or the useful life of the assets, whichever is shorter.